Income Taxes - Schedule of Reconciliation of the Income Tax Determined By Applying the U.S. Federal Statutory Income Tax Rate to Pretax Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Pretax loss	$ (147,599)	$ (16,581)	$ (62,147)	$ (88,187)
Federal tax at statutory rate			(13,049)	(18,522)
State taxes, net of federal benefit			1	1
Gain on remeasurement of warrant liability			3,302	0
Pay-to-Play equity financing charge (permanent difference)			0	7,525
Other permanent differences			802	3,620
Return to accrual adjustment			(896)	(433)
Foreign tax rate differential			195	111
Tax credits			(1,211)	(539)
Uncertain tax positions			410	270
Valuation allowance			10,290	7,936
Other, net			(796)	(567)
Income tax expense	$ 162	$ 162	$ (952)	$ (598)
Federal tax at statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal benefit (in percent)			0.00%	0.00%
Gain on remeasurement of warrant liability (in percent)			(5.30%)	0.00%
Pay-to-Play equity financing charge (permanent difference) (in percent)			0.00%	(8.50%)
Other permanent differences (in percent)			(1.30%)	(4.10%)
Return to accrual adjustment (in percent)			1.40%	0.50%
Foreign tax rate differential (in percent)			(0.30%)	(0.10%)
Tax credits (in percent)			1.90%	0.60%
Uncertain tax positions (in percent)			(0.70%)	(0.30%)
Valuation allowance (in percent)			(16.60%)	(9.00%)
Other, net (in percent)			1.30%	0.60%
Effective income tax rate (in percent)	(0.10%)	(1.40%)	1.40%	0.70%